Employee Benefits - Schedule of Share-based Compensation Expenses Recognized as Employee Benefit Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	€ 7,925	€ 12,815	€ 3,307
R&D costs [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	2,710	3,245	703
Management and administration costs [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	4,742	8,942	2,037
Other expenses [member]
Disclosure Of Share Of Equity Investment [line items]
Stock award expense	€ 473	€ 628	€ 567